Note 3 - BBVA Group	6 Months Ended
Jun. 30, 2018
Grupo BBVA
Grupo BBVA, Entity Information

BBVA Group

The BBVA Group is an international diversified financial group with a significant presence in retail banking, wholesale banking, asset management and private banking. The Group also operates in other sectors such as insurance, real estate, operational leasing, etc.

The following information is detailed in the Consolidated Financial Statements of the Group for the year ended December 31, 2017:

  Appendix I shows relevant information related to the consolidated subsidiaries and structured entities.
  Appendix II shows relevant information related to investments in subsidiaries, joint ventures and associates accounted for using the equity method.
  Appendix III shows the main changes and notification of investments and divestments in the BBVA Group.
  Appendix IV shows fully consolidated subsidiaries with more than 10% owned by non-Group shareholders.

Appendix I shows the changes of investments and divestments in the BBVA Group during the first six months of the year 2018.

Main transactions in the Group in the first semester of 2018

Divestitures

Sale of BBVA’s stake in BBVA Chile

On November 28, 2017, BBVA received a binding offer (the “Offer”) from The Bank of Nova Scotia group (“Scotiabank”) for the acquisition of BBVA’s stake in Banco Bilbao Vizcaya Argentaria Chile, S.A. (“BBVA Chile”) as well as in other companies of the Group in Chile with operations that are complementary to the banking business (amongst them, BBVA Seguros Vida, S.A.). BBVA owns approximately, directly and indirectly, 68.19% of BBVA Chile share capital. On December 5, 2017, BBVA accepted the Offer and entered into a sale and purchase agreement. The Offer received does not include BBVA’s stake in the automobile financing companies of Forum group and in other Chilean entities from BBVA’s Group which are engaged in corporate activities of BBVA Group.

On July 6, 2018, BBVA completed the sale to Scotiabank of its direct and indirect shareholding stake in BBVA Chile. The consideration received in cash by BBVA as consequence of the referred sale amounts to approximately 2,200 million USD. The transaction results in a capital gain, net of taxes of approximately 640 million euros and in a positive impact on BBVA Group’s Common Equity Tier 1 (fully loaded) of approximately 50 basis points. These impacts will be recorded in BBVA Group´s third quarter consolidated financial statements for 2018 (see Note 49).

Ongoing divestitures

Agreement for the creation of a “joint-venture” and transfer of the real estate business in Spain

On November 29, 2017, BBVA reached an agreement with a subsidiary of Cerberus Capital Management, L.P. (“Cerberus”) for the creation of a “joint venture” to which a significant part of the real estate business of BBVA in Spain will be transferred (the “Business”). BBVA will contribute the Business to a single company (the “Company”) and will sell 80% of the shares of such Company to Cerberus at the closing date of the transaction.

The Business comprises: (i) foreclosed real estate assets (the “REOs”), with a gross book value of approximately €13,000 million, taking as starting point the situation of the REOs on June 26, 2017; and (ii) the necessary assets and employees to manage the Business in an autonomous manner. For the purpose of the agreement with Cerberus, the whole Business was valued at approximately €5,000 million.

Considering the valuation of the whole Business previously mentioned and assuming that all the Business’ REOs on June 26, 2017 will be contributed to the Company, the sale price for 80% of the shares would amount to approximately €4,000 million. The price finally paid will be determined by the volume of REOs effectively contributed that may vary depending on, among other matters, the sales carried out from the date of reference June 26, 2017 until the date of closing of the transaction and the fulfilment of the usual conditions in this kind of transactions.

The transaction as a whole is subject to obtaining the relevant authorizations from the competent authorities, which are expected to be obtained during the second half of the year 2018.